SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development expenses and Foreign currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Research and development expenses	$ 47,769,773	$ 22,507,376	$ 18,033,074
Cash and cash equivalents	269,057,708	79,652,897	59,408,555
CNY
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 1,606,471	$ 5,972,337	$ 9,473,171